EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

10.    EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued for these benefits. The total amounts charged to the consolidated statements of operations for such employee benefits amounted to RMB58,932, RMB64,684 and RMB83,985 for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.